Basis of preparation (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
U.S. Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.081	1.093
Closing foreign exchange rate	1.087	1.039	1.067
Swiss Franc
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	0.986	1.032
Closing foreign exchange rate	0.979	0.996	0.985
Chinese Renminbi
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	7.489	7.081
Closing foreign exchange rate	7.898	6.962	7.358
Pound Sterling
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	0.876	0.842
Closing foreign exchange rate	0.858	0.858	0.887
Hong Kong Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	8.471	8.556
Closing foreign exchange rate	8.516	8.149	8.316
Singapore Dollar
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	1.444	1.492
Closing foreign exchange rate	1.473	1.448	1.430
United Arab Emirates Dirham
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	3.969	4.015
Closing foreign exchange rate	3.991	3.815	3.917
Japanese Yen
Disclosure In Tabular Form Of Foreign Exchange Rates Used For Translation [Line Items]
Average foreign exchange rate	145.760	134.323
Closing foreign exchange rate	157.160	141.540	140.660